Average Annual Total Returns - AST Prudential Core Bond Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.05%	4.92%	3.93%	Oct. 17, 2011	7.51%	4.44%	3.45%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date.